Schedule of Investments (unaudited)
January 31, 2026
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.5%
Bombardier, Inc., 7.45%, 05/01/34(a)(b)	$20,129	$22,551,510
Spirit AeroSystems, Inc., 4.60%, 06/15/28(b)	4,750	4,782,754
		27,334,264
Airlines — 0.1%
United Airlines Pass-Through Trust, Series A, 3.10%, 04/07/30(b)	2,559	2,445,726
Apparel — 3.0%
VF Corp.
2.80%, 04/23/27(b)	15,961	15,575,339
2.95%, 04/23/30(b)	24,214	22,055,106
6.00%, 10/15/33(b)	8,972	9,011,994
6.45%, 11/01/37(b)	9,278	8,935,717
		55,578,156
Auto Manufacturers — 3.0%
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(a)	3,556	3,297,635
2.75%, 03/09/28(a)	4,655	4,426,401
5.30%, 09/13/27(a)	3,150	3,158,071
5.55%, 09/13/29(a)	2,348	2,333,423
7.05%, 09/15/28(a)(b)	5,451	5,650,836
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	19,234	18,991,326
4.81%, 09/17/30(a)(b)	19,275	18,184,411
		56,042,103
Auto Parts & Equipment — 1.4%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(c)	19,805	20,684,966
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(b)	5,683	5,885,847
		26,570,813
Banks — 1.0%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	16,276	17,875,069
Chemicals — 10.8%
Celanese U.S. Holdings LLC
6.85%, 11/15/28(b)	7,917	8,312,226
7.05%, 11/15/30(b)	11,092	11,720,550
7.20%, 11/15/33(b)	10,497	11,102,298
7.33%, 07/15/29(b)	7,945	8,354,022
7.38%, 07/15/32(b)	10,503	10,964,190
FMC Corp.
3.45%, 10/01/29(b)	13,430	12,022,154
4.50%, 10/01/49(b)	17,450	10,923,459
5.65%, 05/18/33(b)	13,557	12,014,685
6.38%, 05/18/53(b)	17,450	13,198,538
HB Fuller Co., 4.00%, 02/15/27	10,848	10,721,168
Huntsman International LLC
2.95%, 06/15/31(b)	15,838	13,526,657
4.50%, 05/01/29(b)	28,665	27,611,491
5.70%, 10/15/34(b)	13,864	12,957,754
Methanex Corp.
5.25%, 12/15/29(b)	27,337	27,492,079
5.65%, 12/01/44(b)	11,835	10,655,398
		201,576,669
Commercial Services — 1.5%
United Rentals North America, Inc., 3.88%, 11/15/27	28,919	28,668,175
Security	Par (000)	Value
Computers — 1.3%
Crane NXT Co.
4.20%, 03/15/48	$13,870	$8,991,779
6.55%, 11/15/36(b)	7,463	7,979,424
Seagate Data Storage Technology Pte Ltd.
4.13%, 01/15/31(a)(b)	1,250	1,190,902
5.75%, 12/01/34(a)(b)	3,200	3,266,475
Seagate HDD Cayman, 5.75%, 12/01/34(b)	2,515	2,552,913
		23,981,493
Cosmetics & Personal Care — 2.0%
Perrigo Finance Unlimited Co.
4.90%, 12/15/44(b)	12,053	9,484,130
5.15%, 06/15/30(b)	29,708	28,744,770
		38,228,900
Diversified Financial Services — 1.1%
Navient Corp., 5.63%, 08/01/33(b)	23,536	20,510,030
Electric — 2.4%
PacifiCorp, 7.38%, 09/15/55, (5-year CMT + 3.32%)(c)	32,136	32,970,022
TransAlta Corp., 6.50%, 03/15/40	11,880	11,900,182
		44,870,204
Energy - Alternate Sources — 0.1%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	2,250	2,268,511
Engineering & Construction — 1.2%
Fluor Corp., 4.25%, 09/15/28(b)	22,049	21,884,321
Entertainment — 3.8%
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(d)	39,490	36,019,493
4.63%, 04/06/31(a)(b)	13,901	11,904,138
Warnermedia Holdings, Inc.
3.76%, 03/15/27(b)	2,300	2,270,339
3.76%, 03/15/27	1,250	1,241,233
4.28%, 03/15/32(b)	11,730	9,710,019
4.28%, 03/15/32	750	659,862
5.05%, 03/15/42(b)	2,000	1,302,000
5.05%, 03/15/42	10,500	7,418,060
		70,525,144
Environmental Control — 2.2%
GFL Environmental, Inc., 6.75%, 01/15/31(a)(b)	38,602	40,390,296
Food — 0.6%
Safeway, Inc., 7.25%, 02/01/31(b)	10,063	10,904,563
Health Care - Services — 2.4%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34(a)	23,775	23,219,550
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	14,032	15,353,300
Toledo Hospital(The)
4.98%, 11/15/45(b)	750	631,475
6.02%, 11/15/48	750	725,914
Series B, 5.33%, 11/15/28(b)	4,750	4,828,033
		44,758,272
Holding Companies - Diversified — 0.6%
Prospect Capital Corp.
3.36%, 11/15/26(b)	4,250	4,159,653
3.44%, 10/15/28(b)	9,000	7,996,649
		12,156,302
Home Furnishings — 2.9%
Whirlpool Corp.
2.40%, 05/15/31	6,145	5,135,185

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
4.50%, 06/01/46(b)	$10,047	$7,336,714
4.60%, 05/15/50(b)	10,191	7,400,406
4.70%, 05/14/32(b)	6,153	5,616,354
4.75%, 02/26/29(b)	14,176	14,017,628
5.15%, 03/01/43	5,225	4,278,507
5.50%, 03/01/33(b)	6,121	5,748,804
5.75%, 03/01/34(b)	6,092	5,735,524
		55,269,122
Housewares — 2.0%
Newell Brands, Inc.
7.38%, 04/01/36(b)	16,670	16,097,632
7.50%, 04/01/46	26,341	22,228,786
		38,326,418
Insurance — 3.9%
Constellation Insurance, Inc.
6.63%, 05/01/31(a)	6,697	6,587,559
6.80%, 01/24/30(a)(b)	12,935	13,198,254
Genworth Holdings, Inc., 6.50%, 06/15/34(b)	9,675	9,978,536
Liberty Mutual Group, Inc., 7.80%, 03/07/87(a)(b)	17,222	19,729,044
Provident Financing Trust I, 7.41%, 03/15/38(b)	7,487	8,171,032
Wilton RE Ltd., 6.00%, (5-year CMT + 5.27%)(a)(b)(c)(e)	15,819	15,633,241
		73,297,666
Iron & Steel — 1.0%
Cleveland-Cliffs, Inc., 6.25%, 10/01/40(b)	9,372	8,196,683
U.S. Steel Corp., 6.65%, 06/01/37	10,605	11,165,743
		19,362,426
Leisure Time — 0.4%
Carnival Corp., 6.65%, 01/15/28(b)	7,435	7,735,060
Lodging — 0.8%
Travel & Leisure Co., 6.00%, 04/01/27(b)	14,570	14,749,533
Media — 1.2%
Belo Corp.
7.25%, 09/15/27	8,954	9,303,484
7.75%, 06/01/27(b)	6,991	7,273,375
Discovery Communications LLC, 6.35%, 06/01/40(b)	4,750	3,810,855
Liberty Interactive LLC
8.25%, 02/01/30	15,241	1,003,976
8.50%, 07/15/29	8,707	623,862
		22,015,552
Mining — 1.4%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	18,952	18,657,100
6.13%, 05/15/28(a)(b)	7,842	7,850,196
		26,507,296
Office & Business Equipment — 0.3%
Xerox Corp.
4.80%, 03/01/35	8,390	2,232,080
6.75%, 12/15/39(b)	11,709	3,589,260
		5,821,340
Office Furnishings — 0.2%
HNI Corp., 5.13%, 01/18/29(a)	4,750	4,691,604
Oil & Gas — 3.1%
Global Marine, Inc., 7.00%, 06/01/28	9,727	9,590,022
Murphy Oil Corp., 5.88%, 12/01/42(b)	13,473	11,783,252
Security	Par (000)	Value
Oil & Gas (continued)
Transocean International Ltd.
6.80%, 03/15/38(b)	$24,161	$21,679,949
7.50%, 04/15/31(b)	15,666	15,441,300
		58,494,523
Packaging & Containers — 1.0%
Sealed Air Corp., 6.88%, 07/15/33(a)(b)	17,451	18,359,172
Pipelines — 5.9%
Buckeye Partners LP
3.95%, 12/01/26(b)	9,075	9,020,521
4.13%, 12/01/27(b)	15,315	15,176,372
5.60%, 10/15/44(b)	10,867	9,855,921
5.85%, 11/15/43(b)	18,233	17,056,791
6.75%, 08/15/33(b)	3,196	3,320,210
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)(b)	11,717	11,552,784
4.95%, 07/15/29(a)(b)	17,971	17,921,966
6.88%, 04/15/40(a)(b)	16,595	16,981,135
7.50%, 07/15/38(a)	8,200	8,952,994
		109,838,694
Real Estate Investment Trusts — 9.6%
Brandywine Operating Partnership LP
3.95%, 11/15/27	16,984	16,669,576
4.55%, 10/01/29(b)	13,866	13,181,387
8.30%, 03/15/28(b)	14,309	15,094,270
Diversified Healthcare Trust, 4.75%, 02/15/28(b)	19,785	19,174,611
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	14,496	12,300,326
3.95%, 11/01/27(b)	14,537	13,948,615
4.65%, 04/01/29(b)	18,248	16,714,365
5.95%, 02/15/28(b)	12,703	12,501,026
Service Properties Trust
3.95%, 01/15/28(b)	15,825	14,993,188
4.38%, 02/15/30(b)	15,819	13,714,054
4.95%, 02/15/27(b)	3,434	3,420,481
4.95%, 10/01/29(b)	16,843	14,872,405
Vornado Realty LP, 3.40%, 06/01/31	13,590	12,394,415
		178,978,719
Retail — 12.5%
Advance Auto Parts, Inc.
1.75%, 10/01/27(b)	13,407	12,730,979
3.50%, 03/15/32(b)	13,882	11,956,463
3.90%, 04/15/30(b)(f)	20,020	18,500,752
5.95%, 03/09/28(b)	11,603	11,885,243
Bath & Body Works, Inc.
6.95%, 03/01/33(b)	11,326	11,295,575
7.60%, 07/15/37	7,975	7,942,271
Kohl's Corp.
5.13%, 05/01/31(b)	19,851	16,988,072
5.55%, 07/17/45(b)	16,861	11,433,402
Macy's Retail Holdings LLC
4.30%, 02/15/43	9,904	7,150,927
4.50%, 12/15/34(b)	14,407	12,968,444
5.13%, 01/15/42(b)	9,895	8,142,888
6.38%, 03/15/37(b)	7,651	7,213,879
6.70%, 07/15/34(a)(b)	7,177	6,953,670
Nordstrom, Inc.
4.00%, 03/15/27(b)	8,084	7,997,473
4.25%, 08/01/31	10,286	9,486,930
4.38%, 04/01/30(b)	12,388	11,831,463

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.00%, 01/15/44(b)	$23,750	$17,771,215
6.95%, 03/15/28(b)	7,457	7,744,491
QVC, Inc.
5.45%, 08/15/34(b)	13,607	5,226,939
5.95%, 03/15/43	10,181	3,863,399
Yum! Brands, Inc.
5.35%, 11/01/43(b)	10,779	10,480,395
6.88%, 11/15/37(b)	12,770	14,067,493
		233,632,363
Telecommunications — 10.9%
Embarq LLC, 8.00%, 06/01/36(b)	45,743	18,108,066
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	5,000	5,176,828
Frontier North, Inc., Series G, 6.73%, 02/15/28(b)	5,000	5,148,700
Lumen Technologies, Inc.
Series P, 7.60%, 09/15/39(b)	14,021	13,838,416
Series U, 7.65%, 03/15/42(b)	11,539	11,166,072
Rogers Communications, Inc., 5.25%, 03/15/82, (5-year CMT + 3.59%)(a)(c)	28,995	28,925,394
SES Americom, Inc., 5.30%, 03/25/44(a)(b)	10,876	8,735,051
SES SA, 5.30%, 04/04/43(a)(b)	400	308,239
Telecom Italia Capital SA
6.00%, 09/30/34(b)	13,161	13,481,740
6.38%, 11/15/33	12,933	13,553,083
7.20%, 07/18/36	12,966	14,063,575
7.72%, 06/04/38	12,856	14,348,449
T-Mobile USA, Inc., 6.70%, 12/15/33	1,750	1,952,813
Vodafone Group PLC, 7.00%, 04/04/79, (5-year USD Swap + 4.87%)(b)(c)	51,943	54,771,775
		203,578,201
Transportation — 0.7%
XPO CNW, Inc., 6.70%, 05/01/34(b)	11,682	12,454,320
Total Long-Term Investments — 97.8% (Cost: $1,899,583,924)		1,829,681,020
Security	Shares	Value
Short-Term Securities
Money Market Funds — 15.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(g)(h)(i)	284,058,346	$284,200,376
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(g)(h)	7,580,000	7,580,000
Total Short-Term Securities — 15.6% (Cost: $291,644,582)		291,780,376
Total Investments — 113.4% (Cost: $2,191,228,506)		2,121,461,396
Liabilities in Excess of Other Assets — (13.4)%		(250,801,199)
Net Assets — 100.0%		$1,870,660,197

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$319,021,788	$—	$(34,822,032)(a)	$4,481	$(3,861)	$284,200,376	284,058,346	$545,458 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	26,450,000	—	(18,870,000)(a)	—	—	7,580,000	7,580,000	142,519	—
				$4,481	$(3,861)	$291,780,376		$687,977	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Fallen Angels USD Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,829,681,020	$—	$1,829,681,020
Short-Term Securities
Money Market Funds	291,780,376	—	—	291,780,376
	$291,780,376	$1,829,681,020	$—	$2,121,461,396

Portfolio Abbreviation
CMT	Constant Maturity Treasury